Unaudited Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unaudited Condensed Consolidated Statements of Cash Flows
Net loss	€ (28,211)	€ (17,987)
Adjustments for
Depreciation and amortization	11,057	7,238
Finance costs, net	3,174	2,205
Share-based compensation	9,642	11,336
Income tax benefit	(7,542)	(2,468)
Change in operating assets and liabilities
Increase in inventories	(33,935)	(49,733)
Decrease (increase) in trade and other receivables	2,432	(7,995)
Decrease in other assets	11,121	6,585
Increase in other liabilities	14,403	7,017
(Decrease) increase in contract liabilities	(185)	1,205
(Decrease) increase in trade and other payables	(13,405)	32,198
Income taxes paid	(1,158)	(4,371)
Net cash used in operating activities	(32,607)	(14,770)
Expenditure for property and equipment and intangible assets	(1,708)	(4,551)
Net cash (used in) investing activities	(1,708)	(4,551)
Interest paid	(3,045)	(2,205)
Proceeds from borrowings	40,594	1,404
Cash settlement of share-based compensation	(66)
Payment of lease liabilities	(4,572)	(3,515)
Net cash inflow (outflow) from financing activities	32,911	(4,316)
Net decrease in cash and cash equivalents	(1,404)	(23,638)
Cash and cash equivalents at the beginning of the period	15,107	30,136
Effects of exchange rate changes on cash and cash equivalents	134	(61)
Cash and cash equivalents at end of the period	€ 13,836	€ 6,437